CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Share Capital (Note 14)	Contributed Surplus	Accumulated Other Comprehensive Income (Loss)	Deficit	Total
Balance at beginning of period at Dec. 31, 2016	$ 4,666.2	$ 41.6	$ (224.5)	$ (336.8)	$ 4,146.5
Net income				151.2	151.2
Other comprehensive (loss) income			89.3		89.3
Total comprehensive income					240.5
Exercise of stock options	13.9	(3.6)			10.3
Exercise of warrants	382.6	(26.2)			356.4
Share-based payments		4.2			4.2
Dividend reinvestment plan	30.7				30.7
Dividends declared				(124.7)	(124.7)
Balance at end of period at Sep. 30, 2017	5,093.4	16.0	(135.2)	(310.3)	4,663.9
Impact on adoption of IFRS 9 (Note 2)			(27.1)	27.1
Restated balance at January 1, 2018	5,107.8	14.2	(133.6)	(282.9)	4,705.5
Balance at beginning of period at Dec. 31, 2017	5,107.8	14.2	(106.5)	(310.0)	4,705.5
Net income				170.3	170.3
Other comprehensive (loss) income			(31.0)		(31.0)
Total comprehensive income					139.3
Exercise of stock options	0.1				0.1
Share-based payments		4.5			4.5
Dividend reinvestment plan	28.4				28.4
Dividends declared				(132.9)	(132.9)
Balance at end of period at Sep. 30, 2018	$ 5,136.3	$ 18.7	$ (164.6)	$ (245.5)	$ 4,744.9